Geographical Segmented Information	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Geographical Segmented Information [Abstract]
GEOGRAPHICAL SEGMENTED INFORMATION

15.    GEOGRAPHICAL SEGMENTED INFORMATION

The Company is engaged in three business activities, the live events business, which includes partnering with multiple professional sports franchises to drive in-stadium audience engagement; a software licensing business creating a recurring revenue stream; and a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

Details of identifiable assets by geographic segments are as follows:

	Restricted deposits	Deposits	Property and equipment	Intangible assets
June 30, 2024
Canada	$—	$—	$—	$—
USA	—	—	878	—

	$—	$—	$878	$—

June 30, 2023
Canada	$8,672	$—	$—	$—
USA	—	100,000	18,504	5,700,984

	$8,672	$100,000	$18,504	$5,700,984

17.    GEOGRAPHICAL SEGMENTED INFORMATION

The Company is engaged in three business activities, the live events business, which includes partnering with multiple professional sports franchises to drive in-stadium audience engagement; a software licensing business creating a recurring revenue stream; and a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

Details of identifiable assets by geographic segments are as follows:

	Restricted deposits	Deposits	Property and equipment	Intangible assets
December 31, 2023
Canada	$8,679	$—	$—	$—
USA	—	—	1,935	—
	$8,679	$—	$1,935	$—

December 31, 2022
Canada	$8,489	$—	$—	$—
USA	—	100,000	93,973	6,393,364
	$8,489	$100,000	$93,973	$6,393,364